Distribution Date:	03/12/25	COMM 2014-LC17 Mortgage Trust
Determination Date:	03/06/25
Next Distribution Date:	04/11/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2014-LC17

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	22	Trustee	Wilmington Trust, National Association

Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
		Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	25-27	Representative
Interest Shortfall Detail - Collateral Level	28		-

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592MBE9	1.381000%	54,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592MBF6	3.164000%	227,433,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592MBG4	3.620000%	96,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592MBH2	3.723000%	34,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592MBJ8	3.648000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12592MBK5	3.917000%	261,974,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12592MBM1	4.188000%	81,882,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.38%
B	12592MBN9	4.490000%	57,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.75%
C	12592MBQ2	4.691873%	44,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.13%
D	12592MAN0	3.687000%	91,152,000.00	57,164,983.18	384,767.87	175,639.41	0.00	0.00	560,407.28	56,780,215.31	51.35%	7.75%
E	12592MAQ3	3.114000%	29,354,000.00	29,354,000.00	0.00	83,249.37	0.00	0.00	83,249.37	29,354,000.00	26.20%	5.38%
F	12592MAS9	3.114000%	12,360,000.00	12,360,000.00	0.00	0.00	0.00	0.00	0.00	12,360,000.00	15.61%	4.38%
G*	12592MAU4	3.114000%	16,994,000.00	16,994,000.00	0.00	0.00	0.00	0.00	0.00	16,994,000.00	1.04%	3.00%
H	12592MAW0	3.114000%	37,079,695.00	1,218,592.33	0.00	0.00	0.00	0.00	0.00	1,218,592.33	0.00%	0.00%
V	12592MAY6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592MBA7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592MBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,235,960,697.01	117,091,575.51	384,767.87	258,888.78	0.00	0.00	643,656.65	116,706,807.64

X-A	12592MBL3	4.691873%	947,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12592MAA8	4.691873%	101,967,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12592MAC4	1.004873%	91,152,000.00	57,164,983.18	0.00	47,869.63	0.00	0.00	47,869.63	56,780,215.31
X-D	12592MAE0	1.577873%	29,354,000.00	29,354,000.00	0.00	38,597.40	0.00	0.00	38,597.40	29,354,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592MAG5	1.577873%	12,360,000.00	12,360,000.00	0.00	16,252.09	0.00	0.00	16,252.09	12,360,000.00
X-F	12592MAJ9	1.577873%	16,994,000.00	16,994,000.00	0.00	22,345.31	0.00	0.00	22,345.31	16,994,000.00
X-G	12592MAL4	1.577873%	37,079,695.00	1,218,592.33	0.00	1,602.32	0.00	0.00	1,602.32	1,218,592.33
Notional SubTotal			1,235,960,695.00	117,091,575.51	0.00	126,666.75	0.00	0.00	126,666.75	116,706,807.64

Deal Distribution Total					384,767.87	385,555.53	0.00	0.00	770,323.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592MBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592MBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592MBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592MBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592MBJ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12592MBK5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12592MBM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12592MBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12592MBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	12592MAN0	627.13909931	4.22116761	1.92688487	0.00000000	0.00000000	0.00000000	0.00000000	6.14805248	622.91793170
E	12592MAQ3	1,000.00000000	0.00000000	2.83604858	(0.24104858)	6.34834162	0.00000000	0.00000000	2.83604858	1,000.00000000
F	12592MAS9	1,000.00000000	0.00000000	0.00000000	2.59500000	19.06431796	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12592MAU4	1,000.00000000	0.00000000	0.00000000	2.59500000	54.11906261	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12592MAW0	32.86414114	0.00000000	0.00000000	0.08528252	102.31532865	0.00000000	0.00000000	0.00000000	32.86414114
V	12592MAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592MBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592MBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592MBL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12592MAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	12592MAC4	627.13909931	0.00000000	0.52516270	0.00000000	0.00000000	0.00000000	0.00000000	0.52516270	622.91793170
X-D	12592MAE0	1,000.00000000	0.00000000	1.31489405	0.00000000	0.00000000	0.00000000	0.00000000	1.31489405	1,000.00000000
X-E	12592MAG5	1,000.00000000	0.00000000	1.31489401	0.00000000	0.00000000	0.00000000	0.00000000	1.31489401	1,000.00000000
X-F	12592MAJ9	1,000.00000000	0.00000000	1.31489408	0.00000000	0.00000000	0.00000000	0.00000000	1.31489408	1,000.00000000
X-G	12592MAL4	32.86414114	0.00000000	0.04321287	0.00000000	0.00000000	0.00000000	0.00000000	0.04321287	32.86414114

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	02/01/25 - 02/28/25	30	0.00	47,869.63	0.00	47,869.63	0.00	0.00	0.00	47,869.63	0.00
X-D	02/01/25 - 02/28/25	30	0.00	38,597.40	0.00	38,597.40	0.00	0.00	0.00	38,597.40	0.00
X-E	02/01/25 - 02/28/25	30	0.00	16,252.09	0.00	16,252.09	0.00	0.00	0.00	16,252.09	0.00
X-F	02/01/25 - 02/28/25	30	0.00	22,345.31	0.00	22,345.31	0.00	0.00	0.00	22,345.31	0.00
X-G	02/01/25 - 02/28/25	30	0.00	1,602.32	0.00	1,602.32	0.00	0.00	0.00	1,602.32	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	02/01/25 - 02/28/25	30	0.00	175,639.41	0.00	175,639.41	0.00	0.00	0.00	175,639.41	0.00
E	02/01/25 - 02/28/25	30	193,424.96	76,173.63	0.00	76,173.63	(7,075.74)	0.00	0.00	83,249.37	186,349.22
F	02/01/25 - 02/28/25	30	203,560.77	32,074.20	0.00	32,074.20	32,074.20	0.00	0.00	0.00	235,634.97
G	02/01/25 - 02/28/25	30	875,599.92	44,099.43	0.00	44,099.43	44,099.43	0.00	0.00	0.00	919,699.35
H	02/01/25 - 02/28/25	30	3,790,658.93	3,162.25	0.00	3,162.25	3,162.25	0.00	0.00	0.00	3,793,821.18
Totals			5,063,244.58	457,815.67	0.00	457,815.67	72,260.14	0.00	0.00	385,555.53	5,135,504.72

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592MBM1	N/A	81,882,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592MBN9	N/A	57,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592MBQ2	N/A	44,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			183,849,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEZ	12592MBP4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	770,323.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	425,341.48	Master Servicing Fee	398.09
Interest Reductions due to Nonrecoverability Determination	(53,967.08)	Certificate Administrator Fee	126.96
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	45.54
ARD Interest	0.00	Operating Advisor Fee	173.04
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	1,082.39
Extension Interest	0.00
Interest Reserve Withdrawal	34,567.45	Total Fees	2,036.02
Total Interest Collected	405,941.85

Principal		Expenses/Reimbursements
Scheduled Principal	325,967.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,350.30
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	58,800.26	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	384,767.87	Total Expenses/Reimbursements	18,350.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	385,555.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	384,767.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	770,323.40
Total Funds Collected	790,709.72	Total Funds Distributed	790,709.72

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	117,091,575.51	117,091,575.51	Beginning Certificate Balance	117,091,575.51
(-) Scheduled Principal Collections	325,967.61	325,967.61	(-) Principal Distributions	384,767.87
(-) Unscheduled Principal Collections	58,800.26	58,800.26	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	116,706,807.64	116,706,807.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	118,156,974.54	118,156,974.54	Ending Certificate Balance	116,706,807.64
Ending Actual Collateral Balance	117,871,604.58	117,871,604.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,032,492.44	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,032,492.44	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	9,233,451.40	7.91%	(17)	4.9399	1.642954	1.19 or less	4	84,226,025.52	72.17%	(8)	4.6668	0.614278
7,500,000 to 14,999,999	3	37,974,370.91	32.54%	12	4.6297	1.537719	1.20 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	69,498,985.33	59.55%	(6)	4.6573	0.831230	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.99	1	13,639,954.40	11.69%	(6)	4.8610	1.808300
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 or greater	2	18,840,827.72	16.14%	31	4.5503	2.915500
Totals	7	116,706,807.64	100.00%	(1)	4.6707	1.125330	Totals	7	116,706,807.64	100.00%	(1)	4.6707	1.125330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	736,305.50	0.63%	54	4.5000	3.458900
							Lodging	1	30,007,651.58	25.71%	(7)	4.4695	0.659000
Arizona	2	14,461,315.38	12.39%	1	4.5000	(0.029131)
							Multi-Family	2	2,164,398.10	1.85%	(51)	5.9390	0.442200
California	2	30,223,720.60	25.90%	(7)	4.4697	0.679016
							Office	8	53,131,288.15	45.53%	(6)	4.8157	1.179338
Connecticut	2	885,920.96	0.76%	54	4.5000	3.458900
							Retail	2	19,631,695.39	16.82%	(7)	4.5483	0.367999
Florida	2	7,506,127.89	6.43%	(3)	4.6262	2.094933
							Self Storage	17	11,771,774.42	10.09%	54	4.5000	3.458900
Georgia	1	1,011,233.40	0.87%	54	4.5000	3.458900
							Totals	30	116,706,807.64	100.00%	(1)	4.6707	1.125330
Idaho	1	184,171.31	0.16%	54	4.5000	3.458900
Kansas	1	412,391.84	0.35%	54	4.5000	3.458900
Louisiana	1	785,671.01	0.67%	54	4.5000	3.458900
Missouri	1	677,446.63	0.58%	54	4.5000	3.458900
New Jersey	2	39,890,055.14	34.18%	(5)	4.7970	0.987057
North Dakota	2	2,164,398.10	1.85%	(51)	5.9390	0.442200
Ohio	2	830,859.43	0.71%	54	4.5000	3.458900
Tennessee	1	608,714.66	0.52%	54	4.5000	3.458900
Texas	2	2,688,521.38	2.30%	54	4.5000	3.458900
Virginia	7	13,639,954.40	11.69%	(6)	4.8610	1.808300
Totals	30	116,706,807.64	100.00%	(1)	4.6707	1.125330

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	1	30,007,651.58	25.71%	(7)	4.4695	0.659000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	31,403,469.81	26.91%	16	4.5302	1.526641	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	53,131,288.15	45.53%	(6)	4.8157	1.179338	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	2,164,398.10	1.85%	(51)	5.9390	0.442200	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	116,706,807.64	100.00%	(1)	4.6707	1.125330	49 months or greater	7	116,706,807.64	100.00%	(1)	4.6707	1.125330
								Totals	7	116,706,807.64	100.00%	(1)	4.6707	1.125330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	6	104,935,033.22	89.91%	(7)	4.6898	0.863547	120 months or less	1	2,164,398.10	1.85%	(51)	5.9390	0.442200
	84 to 116 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	5	102,770,635.12	88.06%	(6)	4.6635	0.872421
	117 to 179 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	180 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	104,935,033.22	89.91%	(7)	4.6898	0.863547
	Totals	6	104,935,033.22	89.91%	(7)	4.6898	0.863547
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	5	84,534,757.96	72.43%	2	4.7096	1.308356	120 months or less	1	11,771,774.42	10.09%	54	4.5000	3.458900
	13 to 24 months	1	30,007,651.58	25.71%	(7)	4.4695	0.659000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	2,164,398.10	1.85%	(51)	5.9390	0.442200	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	116,706,807.64	100.00%	(1)	4.6707	1.125330	Totals	1	11,771,774.42	10.09%	54	4.5000	3.458900
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	302600005	OF	Matawan	NJ	Actual/360	4.800%	147,495.51	16,393.08	0.00	N/A	09/06/24	--	39,507,726.83	39,491,333.75	12/06/24
6	302600006	LO	Cupertino	CA	Actual/360	4.470%	104,548.22	67,109.17	0.00	N/A	08/06/24	--	30,074,760.75	30,007,651.58	12/06/24
9	28000515	SS	Various	Various	Actual/360	4.500%	41,884.63	195,263.29	0.00	N/A	09/01/29	--	11,967,037.71	11,771,774.42	03/01/25
24	28000508	OF	Glen Allen	VA	Actual/360	4.861%	51,910.31	90,106.46	0.00	09/06/24	09/06/29	--	13,730,060.86	13,639,954.40	03/06/25
26	656100277	RT	Phoenix	AZ	Actual/360	4.500%	0.00	0.00	0.00	N/A	08/06/24	--	12,562,642.09	12,562,642.09	06/06/22
46	301741005	RT	New Port Richey	FL	Actual/360	4.634%	25,535.73	15,895.87	0.00	N/A	09/06/24	--	7,084,949.17	7,069,053.30	10/06/24
62	301741001	MF	Various	ND	Actual/360	5.939%	0.00	0.00	0.00	N/A	12/06/20	--	2,164,398.10	2,164,398.10	08/06/20
Totals							371,374.40	384,767.87	0.00				117,091,575.51	116,706,807.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	3,690,289.77	1,440,572.89	01/01/24	06/30/24	--	0.00	0.00	163,621.25	484,173.02	0.00	0.00
6	1,592,336.00	0.00	--	--	02/06/25	0.00	0.00	171,453.88	539,287.40	1,234.61	0.00
9	10,010,342.00	9,937,997.02	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,018,217.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	587,349.00	409,515.00	01/01/24	09/30/24	02/06/25	0.00	144,452.46	0.00	0.00	0.00	0.00
46	947,761.41	560,442.47	01/01/24	06/30/24	--	0.00	0.00	41,383.66	203,957.17	17,573.63	0.00
62	326,347.00	141,796.00	01/01/20	06/30/20	02/06/25	1,982,564.49	178,254.91	0.00	0.00	48,045.64	0.00
Totals	19,172,642.90	12,490,323.38				1,982,564.49	322,707.37	376,458.80	1,227,417.59	66,853.88	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	28000508	58,800.26	Partial Liquidation (Curtailment)	0.00	0.00
Totals		58,800.26		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/25	0	0.00	0	0.00	0	0.00	1	2,164,398.10	1	12,562,642.09	0	0.00	1	58,800.26	0	0.00	4.670667%	4.452092%	(1)
02/12/25	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	12,562,642.09	0	0.00	1	150,756.74	2	22,930,681.32	4.670427%	4.452307%	0
01/10/25	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,673,680.32	0	0.00	1	58,406.93	0	0.00	4.688092%	4.479601%	0
12/12/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,698,548.74	0	0.00	1	20,592.11	0	0.00	4.663128%	4.474871%	1
11/13/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,725,031.83	0	0.00	0	0.00	0	0.00	4.662899%	4.486254%	2
10/11/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	2	25,749,692.82	0	0.00	1	119,571.65	0	0.00	4.647270%	4.489867%	2
09/12/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	3	15,239,687.83	4.653513%	4.553001%	3
08/12/24	0	0.00	0	0.00	0	0.00	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	2	44,896,576.91	4.548339%	4.503683%	2
07/12/24	1	30,467,567.28	0	0.00	1	12,562,642.09	1	2,164,398.10	1	12,562,642.09	0	0.00	0	0.00	2	50,762,535.78	4.539460%	4.517988%	3
06/12/24	0	0.00	0	0.00	1	12,593,950.99	1	2,164,398.10	1	12,593,950.99	0	0.00	0	0.00	0	0.00	4.551380%	4.529633%	4
05/10/24	0	0.00	0	0.00	1	12,623,570.87	1	2,164,398.10	1	12,623,570.87	0	0.00	0	0.00	0	0.00	4.555497%	4.533771%	5
04/12/24	0	0.00	0	0.00	1	12,654,652.14	1	2,164,398.10	1	12,654,652.14	0	0.00	0	0.00	0	0.00	4.552804%	4.531698%	6
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	302600005	12/06/24	2	5	163,621.25	484,173.02	6,699.80	39,509,786.84	09/17/24	13
6	302600006	12/06/24	2	5	171,453.88	539,287.40	4,564.61	30,185,933.67	07/15/24	13
26	656100277	06/06/22	32	5	0.00	0.00	5,600.00	13,294,249.89	08/21/20	7			12/28/21
46	301741005	10/06/24	4	5	41,383.66	203,957.17	17,573.63	7,137,977.66	12/03/24	13
62	301741001	08/06/20	54	5	0.00	0.00	57,995.64	2,331,982.17	11/10/20	2		03/14/18
Totals					376,458.80	1,227,417.59	92,433.68	92,459,930.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		91,295,079	0	76,568,039		14,727,040
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		25,411,729	25,411,729		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	116,706,808	25,411,729	0	69,498,985	7,069,053	14,727,040
Feb-25	117,091,576	25,697,099	0	69,582,488	7,084,949	14,727,040
Jan-25	140,502,045	26,062,903	0	9,864,238	89,847,863	14,727,040
Dec-24	156,690,543	52,021,651	0	0	89,941,852	14,727,040
Nov-24	157,082,255	26,572,365	0	0	115,782,850	14,727,040
Oct-24	179,880,816	60,465,040	0	0	104,688,736	14,727,040
Sep-24	183,705,652	67,678,322	0	0	101,300,290	14,727,040
Aug-24	502,171,628	443,793,627	0	0	43,650,961	14,727,040
Jul-24	580,019,798	534,825,191	30,467,567	0	0	14,727,040
Jun-24	642,514,061	627,755,712	0	0	0	14,758,349
May-24	676,141,466	661,353,497	0	0	0	14,787,969
Apr-24	719,544,213	704,725,163	0	0	0	14,819,050
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	302600005	39,491,333.75	39,509,786.84	60,000,000.00	06/17/14	1,362,990.39	0.96210	06/30/24	09/06/24	233
6	302600006	30,007,651.58	30,185,933.67	39,700,000.00	09/03/24	1,357,645.44	0.65900	12/31/23	08/06/24	233
26	656100277	12,562,642.09	13,294,249.89	21,700,000.00	11/07/24	(393,241.00)	(0.55630)	09/30/24	08/06/24	232
46	301741005	7,069,053.30	7,137,977.66	11,000,000.00	08/04/14	499,835.97	2.01060	06/30/24	09/06/24	233
62	301741001	2,164,398.10	2,331,982.17	1,190,000.00	12/02/24	125,596.00	0.44220	06/30/20	12/06/20	(9)
Totals		91,295,078.82	92,459,930.23	133,590,000.00		2,952,826.80

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	302600005	OF	NJ	09/17/24	13

The Loan transferred to the Special Servicer on 9/17/2024 for Maturity Default after the Borrower was unable to pay the Loan off at the 9/6/2024 Maturity Date. The collateral consists of a five-story, Class A, 221,664 SF multi-tenant suburban office building located in Old Bridge; NJ built in 2001. Top tenants include K. Hovnanian (27.9% NRA, LXP 8/27) and Fragomen, Del Rey, Bernsen & Loewy (20.9% NRA, LXP 8/2026). As of the YTD 6/24 financials, the NOI/DSCR at the Property was $1.78MM/1.26x. Per the 8/24 rent roll, the Property is 90.5% occupied. Notice of Default was sent and the Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

6	302600006	LO	CA	07/15/24	13

Maturity Default occurred on 8/6/2024, Maturity Default Letter was issued to Borrower. Borrower has agreed to a full payoff with waivers. Closing is scheduled for April 4th, with one time right for a 30-day extension. Legal has drafted and circulated

	the Payoff Agreement.

26	656100277	RT	AZ	08/21/20	7

REO Title Date: 12/28/2021 DESCRIPTION OF COLLATERAL: 87K SF anchored retail center across 3, single-story bldgs. in Phoenix, AZ. Built/reno 1987/2002. Property is located blocks away from Paradise Valley Mall (Macerich), which is currently being redeveloped to include a mix of retail shops, a grocery store, restaurants, multi-family residential units, entertainment, office, and self-storage. Property has 378 parking space (4.3/1K SF). CROSSED WITH OR IS A COMPANION

LOAN TO: N/A. DEFERRED MAINTENANCE/REPAIR ISSUES: Have performed demo in the anchor box to expose the 25 foot ceilings. LEASING SUMMARY: Anchor lease has been fully executed & build out is underway. 3 Natives should be open and operating by Sept 1. Working on an expansion for the Martial Art's tenant (currently in 1800SF moving to ~4500 SF). Have executed a lease with Applebee's for outparcel end cap (~5000 SF). MARKETING SUMMARY: Property is listed for sale traditionally with Kidder Mathews.

46	301741005	RT	FL	12/03/24	13

The Loan was transferred to the Special Servicing on 12/6/2024 in connection with a 9/6/2024 Maturity Default, following a 60-day forbearance provided by the Master Servicer. The collateral is comprised of a 121,213 SF, Class B retail center in

New P ort Richey, FL (28 miles NW of Tampa CBD) anchored by Winn-Dixie (36.56% NRA, 11/30/32 LXP) and Planet Fitness (14.59% NRA, 05/30/2030 LXP). As of 05/2024, the Property is 100% occupied and reported an annualized

NOI/DSCR of $1.39MM/2.29x. The Loan is cash managed and all of the Property's cash flow is controlled by the Lender. The Lender engaged legal counsel. A Notice of Default was sent to the Borrower and a Senior Loan Default Notice &

Purchase Option Notice was sent to the Mezzanine Lender. The Lender will establish contact with the Borrower while gathering information and simultaneously reserving all rights under the Loan Documents.

62	301741001	MF	ND	11/10/20	2

The loan is secured by two multifamily properties. The Watford City property consists of 84 bedrooms (14 units) across 7, two-story apartment buildings, and was 57% occupied as of 2/2024. The Williston property is comprised of 24 bedrooms (4 units) a cross 2, two-story buildings in a 6-building complex (4 buildings are not part of the collateral), and was 100% vacant as of 2/2024. The Williston property is subject to a ground lease, and the ground lessor is involved in a Ch 7 bankruptcy. Lender is considering a note sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100287	0.00	4.12500%	0.00	4.12500%	10	05/01/20	05/06/20	06/08/20
6	302600006	32,292,106.98	4.46950%	32,292,106.98	4.46950%	10	08/06/20	04/06/20	09/08/20
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/06/22	01/06/21	05/06/22
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/15/22	01/06/21	05/06/22
7	302600007	31,942,799.34	4.38000%	31,942,799.34	4.38000%	9	10/05/20	10/06/20	11/06/20
35	302600035	0.00	4.84000%	0.00	4.84000%	9	04/10/18	05/04/18	09/12/18
62	301741001	0.00	5.93900%	0.00	5.93900%	9	01/25/19	01/06/19	02/25/19
Totals		64,234,906.32		64,234,906.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302600017	01/11/19	15,326,718.99	7,300,000.00	6,652,525.89	4,715,687.62	6,652,525.89	1,936,838.27	13,389,880.72	0.00	504,871.46	12,885,009.26	67.10%
20	656100285	05/12/21	16,363,403.49	6,900,000.00	7,541,131.94	2,938,580.40	6,941,436.18	4,002,855.78	12,360,547.71	0.00	209,832.46	12,150,715.25	67.50%
25	301741008	05/12/22	9,925,130.53	14,500,000.00	11,656,238.81	1,731,108.28	11,656,238.81	9,925,130.53	0.00	0.00	0.00	0.00	0.00%
27	302600027	02/12/25	13,111,038.23	21,400,000.00	14,135,622.31	1,024,584.08	14,135,622.31	13,111,038.23	0.00	0.00	0.00	0.00	0.00%
29	302600029	07/10/20	12,524,323.39	25,800,000.00	16,278,809.79	3,754,486.40	16,278,809.79	12,524,323.39	0.00	0.00	(3,665.50)	3,665.50	0.02%
33	302600033	02/12/25	9,864,238.14	16,700,000.00	10,359,426.24	495,188.10	10,359,426.24	9,864,238.14	0.00	0.00	0.00	0.00	0.00%
35	302600035	06/11/21	9,483,200.54	14,400,000.00	16,681,085.38	7,197,884.84	16,681,085.38	9,483,200.54	0.00	0.00	0.00	0.00	0.00%
57	407000311	10/13/23	4,884,788.50	3,710,000.00	5,947,265.91	667,254.30	4,719,313.49	4,052,059.19	832,729.31	0.00	165,695.37	667,033.94	11.91%
59	302600059	10/11/19	4,773,736.45	7,360,000.00	3,691,573.88	3,691,573.88	3,691,573.88	0.00	4,773,736.45	0.00	(222,288.72)	4,996,025.17	94.26%
68	301741002	01/10/20	2,835,978.58	4,500,000.00	3,272,144.81	436,166.23	3,272,144.81	2,835,978.58	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			99,092,556.84	122,570,000.00	96,215,824.96	26,652,514.13	94,388,176.78	67,735,662.65	31,356,894.19	0.00	654,445.07	30,702,449.12

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/24	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	302600017	08/12/20	0.00	0.00	12,885,009.26	0.00	0.00	15.81	0.00	0.00	12,885,009.26
		05/12/20	0.00	0.00	12,884,993.45	0.00	0.00	950.32	0.00	0.00
		04/10/20	0.00	0.00	12,884,043.13	0.00	0.00	(2,200.00)	0.00	0.00
		03/12/20	0.00	0.00	12,886,243.13	0.00	0.00	106.00	0.00	0.00
		02/12/20	0.00	0.00	12,886,137.13	0.00	0.00	332.97	0.00	0.00
		11/13/19	0.00	0.00	12,885,804.16	0.00	0.00	(20,478.70)	0.00	0.00
		07/12/19	0.00	0.00	12,906,282.86	0.00	0.00	5,141.74	0.00	0.00
		05/10/19	0.00	0.00	12,901,141.12	0.00	0.00	(175,718.06)	0.00	0.00
		03/12/19	0.00	0.00	13,076,859.18	0.00	0.00	(313,021.54)	0.00	0.00
		01/11/19	0.00	0.00	13,389,880.72	0.00	0.00	13,389,880.72	0.00	0.00
20	656100285	11/13/24	0.00	0.00	12,150,715.25	0.00	0.00	(24,769.06)	0.00	0.00	12,150,715.25
		01/12/23	0.00	0.00	12,175,484.31	0.00	0.00	(3,056.57)	0.00	0.00
		10/13/22	0.00	0.00	12,178,540.88	0.00	0.00	600.00	0.00	0.00
		09/12/22	0.00	0.00	12,177,940.88	0.00	0.00	573.27	0.00	0.00
		08/12/22	0.00	0.00	12,177,367.61	0.00	0.00	(192,043.07)	0.00	0.00
		01/12/22	0.00	0.00	12,369,410.68	0.00	0.00	8,392.36	0.00	0.00
		10/13/21	0.00	0.00	12,361,018.32	0.00	0.00	470.61	0.00	0.00
		05/12/21	0.00	0.00	12,360,547.71	0.00	0.00	12,360,547.71	0.00	0.00
25	301741008	05/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	302600027	02/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	302600029	11/13/20	0.00	0.00	3,665.50	0.00	0.00	3,346.50	0.00	0.00	3,665.50
		07/27/20	0.00	0.00	0.00	0.00	0.00	319.00	0.00	0.00
33	302600033	02/12/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	302600035	12/12/23	0.00	0.00	0.00	0.00	0.00	(312.68)	0.00	0.00	0.00
		06/25/21	0.00	0.00	0.00	0.00	0.00	312.68	0.00	0.00
57	407000311	11/13/24	0.00	0.00	667,033.94	0.00	0.00	(14,904.99)	0.00	0.00	667,033.94
		02/12/24	0.00	0.00	681,938.93	0.00	0.00	(40,129.13)	0.00	0.00
		12/12/23	0.00	0.00	722,068.06	0.00	0.00	(110,661.25)	0.00	0.00
		10/13/23	0.00	0.00	832,729.31	0.00	0.00	832,729.31	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	01/10/25	0.00	0.00	4,996,025.17	0.00	937.50	0.00	0.00	0.00	5,682,549.66
		11/13/24	0.00	0.00	4,995,087.67	0.00	3,988.50	0.00	0.00	0.00
		09/12/24	0.00	0.00	4,991,099.17	0.00	4,775.50	0.00	0.00	0.00
		08/12/24	0.00	0.00	4,986,323.67	0.00	940.00	0.00	0.00	0.00
		07/12/24	0.00	0.00	4,985,383.67	0.00	1,187.50	0.00	0.00	0.00
		06/12/24	0.00	0.00	4,984,196.17	0.00	3,752.50	0.00	0.00	0.00
		05/10/24	0.00	0.00	4,980,443.67	0.00	156.18	0.00	0.00	0.00
		03/12/24	0.00	0.00	4,980,287.49	0.00	17,227.75	0.00	0.00	0.00
		01/12/24	0.00	0.00	4,963,059.74	0.00	2,804.25	0.00	0.00	0.00
		09/12/23	0.00	0.00	4,960,255.49	0.00	14,868.24	0.00	0.00	0.00
		08/11/23	0.00	0.00	4,945,387.25	0.00	9,764.35	0.00	0.00	0.00
		07/12/23	0.00	0.00	4,935,622.90	0.00	26,314.87	0.00	0.00	0.00
		05/12/23	0.00	0.00	4,909,308.03	0.00	2,184.75	0.00	0.00	0.00
		04/12/23	0.00	0.00	4,907,123.28	0.00	5,344.87	0.00	0.00	0.00
		01/12/23	0.00	0.00	4,901,778.41	0.00	3,742.06	0.00	0.00	0.00
		12/12/22	0.00	0.00	4,898,036.35	0.00	3,310.70	0.00	0.00	0.00
		11/14/22	0.00	0.00	4,894,725.65	0.00	322.87	0.00	0.00	0.00
		10/13/22	0.00	0.00	4,894,402.78	0.00	149.82	0.00	0.00	0.00
		09/12/22	0.00	0.00	4,894,252.96	0.00	216.00	0.00	0.00	0.00
		08/12/22	0.00	0.00	4,894,036.96	0.00	7,080.74	0.00	0.00	0.00
		07/12/22	0.00	0.00	4,886,956.22	0.00	63.61	0.00	0.00	0.00
		06/10/22	0.00	0.00	4,886,892.61	0.00	13,969.12	0.00	0.00	0.00
		05/12/22	0.00	0.00	4,872,923.49	0.00	83.04	0.00	0.00	0.00
		04/12/22	0.00	0.00	4,872,840.45	0.00	9,794.25	0.00	0.00	0.00
		01/12/22	0.00	0.00	4,863,015.80	0.00	8,136.00	0.00	0.00	0.00
		12/10/21	0.00	0.00	4,854,879.80	0.00	2,417.62	0.00	0.00	0.00
		11/15/21	0.00	0.00	4,852,462.18	0.00	13,113.16	0.00	0.00	0.00
		08/12/21	0.00	0.00	4,839,303.41	0.00	1,641.37	0.00	0.00	0.00
		07/12/21	0.00	0.00	4,837,662.04	0.00	6,042.37	0.00	0.00	0.00
		05/12/21	0.00	0.00	4,831,619.67	0.00	15,836.67	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	03/12/21	0.00	0.00	4,815,783.00	0.00	2,530.00	0.00	0.00	0.00
		01/12/21	0.00	0.00	4,813,253.00	0.00	3,405.50	0.00	0.00	0.00
		10/13/20	0.00	0.00	4,809,847.50	0.00	10,158.75	0.00	0.00	0.00
		09/14/20	0.00	0.00	4,799,688.75	0.00	1,097.25	0.00	0.00	0.00
		07/10/20	0.00	0.00	4,798,591.50	0.00	0.00	247.50	0.00	0.00
		06/12/20	0.00	0.00	4,798,344.00	0.00	1,077.50	0.00	0.00	0.00
		05/12/20	0.00	0.00	4,797,266.50	0.00	971.50	0.00	0.00	0.00
		04/10/20	0.00	0.00	4,796,295.00	0.00	14,524.25	0.00	0.00	0.00
		03/12/20	0.00	0.00	4,781,770.75	0.00	60.00	0.00	0.00	0.00
		01/10/20	0.00	0.00	4,781,710.75	0.00	6,913.00	0.00	0.00	0.00
		12/12/19	0.00	0.00	4,774,797.75	0.00	263.25	0.00	0.00	0.00
		11/13/19	0.00	0.00	4,774,534.50	0.00	798.05	0.00	0.00	0.00
		10/11/19	0.00	0.00	4,773,736.45	0.00	0.00	4,773,736.45	0.00	908,565.71
68	301741002	04/12/23	0.00	0.00	0.00	0.00	0.00	(200.00)	0.00	0.00	0.00
		06/12/20	0.00	0.00	200.00	0.00	0.00	200.00	0.00	0.00
		01/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	30,702,449.12	0.00	221,965.21	30,480,407.90	0.00	908,565.71	31,388,973.61

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,682.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	5,847.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,442.74	0.00	0.00	0.00	0.00	43,969.25	0.00	0.00	0.00	0.00
46	0.00	0.00	1,377.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	9,997.84	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,350.30	0.00	0.00	0.00	0.00	53,967.08	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		72,317.38

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

	Supplemental Notes
March 2025 Disclosable Special Servicer Fees
Special Servicer Compensation (CREFC) SS Fee M301741001 $1,000 SS Fee M301741005	$1,378 SS Fee M656100277 $2,443 SS Fee M302600006	$5,848	SS Fee M302600005	$7,682

© 2021 Computershare. All rights reserved. Confidential.					Page 29 of 29